Related-Party and Parties-In-Interest Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 006 | Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income on investment	$ 14,716,487	$ 12,928,994